Consolidated statements of changes in equity shares in Millions, $ in Millions	USD ($)	Restricted share units USD ($)	Issued capital USD ($) shares	Issued capital Restricted share units USD ($) shares	Additional paid-in capital [member] USD ($)	Additional paid-in capital [member] Restricted share units USD ($)	Retained earnings [member] USD ($)	Accumulated other comprehensive income [member] USD ($)	Equity attributable to owners of parent [member] USD ($)	Equity attributable to owners of parent [member] Restricted share units USD ($)	Non-controlling interests [member] USD ($)
Shareholders' equity, beginning balance (in shares) at Oct. 31, 2021 | shares			163.3
Shareholders' equity, beginning balance at Oct. 31, 2021	$ 433.7		$ 672.1		$ 3.0		$ (241.1)	$ (0.3)	$ 433.7		$ 0.0
Changes in equity [abstract]
Stock option expense	6.6				6.6				6.6
Share issuance (in shares) | shares			5.3
Share issuance	49.7		$ 49.7						49.7
Exercise of stock options (in shares) | shares			1.4
Exercise of stock options	0.0		$ 0.4		(0.4)
Exercise of warrants (in shares) | shares			5.7
Exercise of warrants	46.0		$ 46.0		0.0				46.0
Settlement of RSUs (in shares) | shares				0.3
Settlement of RSUs				$ 3.6		$ (3.6)
Restricted share units settled										$ 0.0
RSUs expense (in shares) | shares				0.0
RSUs expense		$ 11.5		$ 0.0		11.5				11.5
Non-controlling interest in subsidiary	0.3										0.3
Net income and comprehensive income	(53.7)						(53.6)	0.0	(53.6)		(0.1)
Shareholders' equity, ending balance (in shares) at Oct. 31, 2022 | shares			176.0
Shareholders' equity, ending balance at Oct. 31, 2022	494.1		$ 771.8		17.1		(294.7)	(0.3)	493.9		0.2
Changes in equity [abstract]
Stock option expense	0.6				0.6				0.6
Exercise of stock options (in shares) | shares			0.1
Exercise of stock options	0.0		$ 0.1		(0.1)
Settlement of RSUs				$ 0.5		(0.5)
RSUs expense		$ 1.6				$ 1.6				$ 1.6
Net income and comprehensive income	1.7						1.7		1.7		0.0
Shareholders' equity, ending balance (in shares) at Dec. 31, 2022 | shares			176.1
Shareholders' equity, ending balance at Dec. 31, 2022	$ 498.0		$ 772.4		$ 18.7		$ (293.0)	$ (0.3)	$ 497.8		$ 0.2